Note 13 - Other Income	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]

13. Other Income

Other income is recognized when there is reasonable assurance that the income will be received and the consideration can be reliably measured.

Other income is as follows for the relevant periods:

	Year Ended December 31,
	2023	2022
	A$	A$
Federal and state government subsidies	20,000	42,713
Rental income	153,904	137,219
Other income	2,198	2,054
Sundry income	5,739,912	0
	5,916,014	181,986

Sundry income represents the following:

●	Previously accrued marketing support payment of A$2,896,764 derecognized
●	Previously accrued license fee payable to Siemens of A$2,214,022 derecognized
●	A$629,126 as a result of change in estimates in ARO liability

ARO reflects estimates of future costs directly attributable to remediating the liability, inflation, assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting future cash outflows. Changes in these factors can result in a change to the ARO recognized by the Company. As a result of a change in estimates of future costs, the Company’s ARO liability decreased to A$1,182,218 as at September 1, 2023 resulting in A$629,126 recorded as Other Income in the consolidated condensed statements of comprehensive income/(loss).